Subsequent Events (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended							3 Months Ended										0 Months Ended					0 Months Ended				0 Months Ended	3 Months Ended						3 Months Ended		0 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended							0 Months Ended					0 Months Ended	3 Months Ended			0 Months Ended		3 Months Ended						0 Months Ended					0 Months Ended
	Jan. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 29, 2014	Aug. 15, 2011 Class	Aug. 11, 2011 Class	Mar. 31, 2014 Common Stock ($0.01 par)	Jun. 30, 2013 Second Lien Term Loan Facility	Apr. 25, 2013 Second Lien Term Loan Facility	Dec. 31, 2013 Senior Secured Revolving Credit Facility	Mar. 31, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jan. 29, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Mar. 31, 2014 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2013 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Feb. 12, 2014 Momentum Acquisition MMcf_day acre	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania mi	Feb. 12, 2014 Momentum Acquisition Washingtonand Greene Counties Pennsylvania in mi	Feb. 12, 2014 Momentum Acquisition Minimum Washington County Pennsylvania in	Feb. 12, 2014 Momentum Acquisition Maximum Washington County Pennsylvania in	Jan. 29, 2014 Marcellus Joint Venture	Mar. 31, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture	Jan. 29, 2014 IPO	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO	Jan. 29, 2014 IPO Mr. Daniel J. Rice III	Jan. 29, 2014 IPO Rice Partners	Jan. 29, 2014 IPO Incentive Unitholders	Jan. 29, 2014 IPO Rice Drilling B	Mar. 31, 2014 IPO Incentive Units	Mar. 31, 2014 IPO Incentive Units Incentive Unitholders	Jan. 29, 2014 IPO Selling Stockholder	Jan. 29, 2014 IPO Underwritersof Initial Public Offering	Jan. 29, 2014 IPO NGP Holdings	Mar. 31, 2014 IPO NGP Holdings Incentive Units	Jan. 29, 2014 IPO Rice Holdings L L C Rice Holdings	Jan. 29, 2014 IPO Rice Energy Inc	Jan. 29, 2014 Subsequent Event	Mar. 10, 2014 Subsequent Event Debentures	Jan. 29, 2014 Subsequent Event Debentures	Jan. 29, 2014 Subsequent Event Debentures Class	Mar. 10, 2014 Subsequent Event Common Stock ($0.01 par) Debentures	Jan. 29, 2014 Subsequent Event Common Stock ($0.01 par) Debentures	Apr. 25, 2014 Subsequent Event Senior Notes Due 2022 Senior Notes	Apr. 25, 2014 Subsequent Event Senior Notes Due 2022 Senior Notes	Apr. 25, 2014 Subsequent Event Second Lien Term Loan Facility	Apr. 25, 2014 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2014 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jan. 29, 2014 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2014 Subsequent Event Senior Secured Revolving Credit Facility Minimum Wells Fargo Bank N. A.	Jan. 29, 2014 Subsequent Event Letter of Credit	Feb. 12, 2014 Subsequent Event Momentum Acquisition acre MMcf_day	Feb. 12, 2014 Subsequent Event Momentum Acquisition Washington County Pennsylvania mi	Feb. 12, 2014 Subsequent Event Momentum Acquisition Washingtonand Greene Counties Pennsylvania in mi	Feb. 12, 2014 Subsequent Event Momentum Acquisition Minimum Washington County Pennsylvania in	Feb. 12, 2014 Subsequent Event Momentum Acquisition Maximum Washington County Pennsylvania in	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Mar. 31, 2014 Subsequent Event Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Dec. 31, 2013 Subsequent Event Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture Adjustment	Jan. 29, 2014 Subsequent Event IPO	Mar. 31, 2014 Subsequent Event IPO	Jan. 29, 2014 Subsequent Event IPO	Jan. 29, 2014 Subsequent Event IPO Mr. Daniel J. Rice III	Jan. 29, 2014 Subsequent Event IPO Rice Partners	Jan. 29, 2014 Subsequent Event IPO Incentive Unitholders	Jan. 29, 2014 Subsequent Event IPO Rice Drilling B	Jan. 29, 2014 Subsequent Event IPO Selling Stockholder	Jan. 29, 2014 Subsequent Event IPO Underwritersof Initial Public Offering	Jan. 29, 2014 Subsequent Event IPO NGP Holdings	Mar. 31, 2014 Subsequent Event IPO NGP Holdings Incentive Units	Jan. 29, 2014 Subsequent Event IPO Rice Holdings L L C Rice Holdings	Jan. 29, 2014 Subsequent Event IPO Rice Energy Inc
Subsequent Event [Line Items]
Interest rate																																																				6.25%
Aggregate principal amounts of debt offered												$ 300,000,000																																								$ 900,000,000
Proceeds from borrowings		0	25,000,000	435,500,000	44,361,000	82,972,000																																													882,700,000
Underwriting discounts and commissions		446,000	607,000	12,194,000	1,913,000	9,699,000																																													17,300,000
Repayments of debt obligations		192,114,000	193,000	160,760,000	10,152,000	7,726,000					8,500,000																																										301,800,000
Borrowing base redetermination period after issuance																																																						30 days
Maximum credit amount													1,500,000,000		1,500,000,000		500,000,000		100,000,000	10,000,000																																			350,000,000	1,500,000,000	500,000,000
Percentage lien on proved oil and gas reserves																																																										80.00%
Current ratio																																																							1.0
Minimum interest coverage ratio																																																							2.5
Total consideration amount					10,000,000																110,000,000					322,000,000																																		110,000,000					322,000,000				300,000,000
Number of shares sold with the completion of the IPO																														50,000,000									14,000,000	6,000,000				30,000,000																										50,000,000							14,000,000	6,000,000				30,000,000
Common Stock, par value per share										$ 0.01																						$ 0.01																																								$ 0.01
Public offering price per share																																$ 21.00																																								$ 21.00
Net proceeds of IPO																														993,500,000																																								993,500,000
Net proceeds of IPO after deducting expenses and underwriting discounts and commissions																																							399,000,000					593,600,000																																	399,000,000					593,600,000
Underwriting discounts and commissions																																							21,000,000					36,400,000																																	21,000,000					36,400,000
Cash paid for acquisitions	3,300,000			1,000,000																						100,000,000																																							100,000,000
Equity investment ownership percentage																													50.00%																100.00%																							50.00%
Percentage of voting interests acquired																												50.00%																																							50.00%
Issuance of shares of common stock																										9,523,810																																							9,523,810
Fair value of pre-existing equity investment																										250,632,000																																							245,000,000
Gain on purchase of Marcellus joint venture		203,579,000	0																							203,600,000																																								195,200,000
Fair value of natural gas properties																												343,000,000																																							320,000,000
Goodwill																												338,000,000																																							365,000,000
Ownership percentage							100.00%																				100.00%																		100.00%
Deferred tax liability recorded																												17,933,000																	145,100,000
Common stock (shares)																																	2,356,844	20,000,000	160,831	1,728,852					43,452,550		20,300,923																														2,356,844	20,000,000	160,831	1,728,852			43,452,550		20,300,923
Compensation expense		73,802,000	0																												3,400,000						66,000,000	7,800,000																																	3,400,000
Payment for pre-determined payout criteria																																										4,400,000																																						4,400,000
Shares converted into common stock																																																	433,073	1,671,800
Amount of converted debentures				255,000	11,332,000	0																																								5,000,000
Percentage of principal amount redeemed																																															100.00%
Call premium redemption percentage																																															50.00%
Additional cost to be paid if amounts not converted																																															1,000,000
Number of different classes of warrants issued								2	2																																							2
Number of shares issued due to the exercise of warrants		54,032		1,728																																										1,728
Borrowing base after amendment													350,000,000	350,000,000		200,000,000		100,000,000																																						350,000,000	200,000,000
Letters of credit outstanding																$ 115,000,000		$ 71,300,000	$ 22,500,000																																								$ 55,900,000
Length of gathering system (miles)																						28																																							28
Width of gathering system (inches)																								6	16																																						6	16
Length of pipelines to be constructed (miles)																							18																																							18
Width of gathering system to be constructed (inches)																							30																																							30
Number of acres dedicated																					20,000																																							20,000
Aggregate capacity of acquired systems (Bcf)																					1,000																																							1